Property and Equipment, Net - Additional Information (Detail) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Capital lease assets	$ 2.5		$ 2.5		$ 2.5	$ 2.5
Capital lease accumulated amortization	1.7		1.7		1.5	0.9
Depreciation and amortization expense	2.0	$ 1.2	4.1	$ 2.3	$ 5.7	$ 1.7
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvements	$ 6.2		$ 6.2